Provisions for discounts, rebates and sales returns - Summary of Movement in Provisions for Discounts, Rebates and Sales Returns (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	€ 6,039	€ 5,218	€ 4,815
Provision related to current period sales	19,714	20,314	19,292
Net change in provision related to prior period sales	(242)	(201)	(47)
Payments made	(19,461)	(19,174)	(18,950)
Currency translation differences	(153)	(118)	108
Changes in scope of consolidation		2
Provisions for discounts, rebates and sales returns, ending balance	5,899	6,039	5,218
Government and State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	2,507	2,178	2,148
Provision related to current period sales	5,855	5,970	5,542
Net change in provision related to prior period sales	(136)	(54)	(27)
Payments made	(5,561)	(5,552)	(5,529)
Currency translation differences	(72)	(35)	44
Changes in scope of consolidation		3
Provisions for discounts, rebates and sales returns, ending balance	2,596	2,507	2,178
Managed care and GPO Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	908	726	674
Provision related to current period sales	3,037	2,752	2,563
Net change in provision related to prior period sales	(3)	0	0
Payments made	(2,979)	(2,556)	(2,528)
Currency translation differences	(32)	(14)	17
Changes in scope of consolidation		0
Provisions for discounts, rebates and sales returns, ending balance	931	908	726
Chargeback incentives
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	333	312	294
Provision related to current period sales	3,813	4,633	4,649
Net change in provision related to prior period sales	(4)	0	(1)
Payments made	(3,828)	(4,604)	(4,637)
Currency translation differences	(11)	(8)	7
Changes in scope of consolidation		0
Provisions for discounts, rebates and sales returns, ending balance	303	333	312
Rebates and discounts
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	1,557	1,330	1,140
Provision related to current period sales	6,330	6,221	5,888
Net change in provision related to prior period sales	(152)	(113)	(6)
Payments made	(6,291)	(5,838)	(5,719)
Currency translation differences	(17)	(43)	27
Changes in scope of consolidation		(2)
Provisions for discounts, rebates and sales returns, ending balance	1,425	1,557	1,330
Sales returns
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	688	621	546
Provision related to current period sales	582	628	554
Net change in provision related to prior period sales	56	(34)	(27)
Payments made	(697)	(512)	(465)
Currency translation differences	(20)	(15)	13
Changes in scope of consolidation		1
Provisions for discounts, rebates and sales returns, ending balance	610	688	621
Other deductions
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	46	51	13
Provision related to current period sales	97	110	96
Net change in provision related to prior period sales	(3)	0	14
Payments made	(105)	(112)	(72)
Currency translation differences	(1)	(3)	0
Changes in scope of consolidation		0
Provisions for discounts, rebates and sales returns, ending balance	34	46	51
USA
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	3,982	3,585
Provisions for discounts, rebates and sales returns, ending balance	4,057	3,982	3,585
USA | Managed care
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	692	649
Provisions for discounts, rebates and sales returns, ending balance	896	692	649
Medicaid | USA | Government and State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	1,015	1,017
Provisions for discounts, rebates and sales returns, ending balance	1,244	1,015	1,017
Medicare | USA | Government and State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	726	810
Provisions for discounts, rebates and sales returns, ending balance	€ 941	€ 726	€ 810